DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.0%
	ADVERTISING & MARKETING - 2.0%
17,700	Interpublic Group of Companies, Inc. (The)	$ 453,120

	ASSET MANAGEMENT - 4.5%
790	BlackRock, Inc.	434,721
5,349	T Rowe Price Group, Inc.	561,699
		996,420
	BANKING - 3.1%
6,600	JPMorgan Chase & Company	689,700

	BIOTECH & PHARMA - 8.9%
8,000	Bristol-Myers Squibb Company	568,720
10,100	Gilead Sciences, Inc.	623,069
9,000	Merck & Company, Inc.	775,080
		1,966,869
	E-COMMERCE DISCRETIONARY - 3.0%
5,800	Amazon.com, Inc.(a)	655,400

	ELECTRIC UTILITIES - 2.0%
12,100	OGE Energy Corporation	441,166

	FOOD - 2.9%
9,600	Tyson Foods, Inc., Class A	632,928

	GAS & WATER UTILITIES - 4.7%
9,500	National Fuel Gas Company	584,725
14,200	UGI Corporation	459,086
		1,043,811
	HEALTH CARE FACILITIES & SERVICES - 7.9%
4,200	AmerisourceBergen Corporation	568,386
2,000	Cigna Corporation	554,940
6,500	CVS Health Corporation	619,905
		1,743,231

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	INFRASTRUCTURE REIT - 2.9%
3,000	American Tower Corporation	$ 644,100

	INSTITUTIONAL FINANCIAL SERVICES - 9.6%
8,900	Bank of New York Mellon Corporation (The)	342,828
2,350	Goldman Sachs Group, Inc. (The)	688,668
6,228	Morgan Stanley	492,074
12,000	SEI Investments Company	588,600
		2,112,170
	INSURANCE - 6.1%
8,550	Aflac, Inc.	480,510
3,100	Allstate Corporation (The)	386,043
3,200	Travelers Companies, Inc. (The)	490,240
		1,356,793
	INTERNET MEDIA & SERVICES - 5.8%
6,400	Alphabet, Inc., Class A(a)	612,160
5,000	Meta Platforms, Inc., Class A(a)	678,400
		1,290,560
	OIL & GAS PRODUCERS - 4.3%
3,600	Chevron Corporation	517,212
26,500	Kinder Morgan, Inc.	440,960
		958,172
	RETAIL - DISCRETIONARY - 5.0%
2,700	Home Depot, Inc. (The)	745,038
2,000	Lowe's Companies, Inc.	375,620
		1,120,658
	SEMICONDUCTORS - 6.5%
15,000	Intel Corporation	386,550
9,770	Micron Technology, Inc.	489,477
5,000	QUALCOMM, Inc.	564,900
		1,440,927
	TECHNOLOGY SERVICES - 8.7%
6,400	Amdocs Ltd.	508,480
13,000	Cognizant Technology Solutions Corporation, Class A	746,720

DAY HAGAN SMART VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.0% (Continued)
	TECHNOLOGY SERVICES - 8.7% (Continued)
5,600	International Business Machines Corporation	$ 665,336
		1,920,536
	TELECOMMUNICATIONS - 2.2%
13,000	Verizon Communications, Inc.	493,610

	TRANSPORTATION & LOGISTICS - 6.9%
2,600	FedEx Corporation	386,022
4,000	Landstar System, Inc.	577,480
15,000	Werner Enterprises, Inc.	564,000
		1,527,502

	TOTAL COMMON STOCKS (Cost $22,185,748)	21,487,673

	TOTAL INVESTMENTS – 97.0% (Cost $22,185,748)	$ 21,487,673
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.0%	685,166
	NET ASSETS - 100.0%	$ 22,172,839

LTD	- Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.